Accounts And Other Payables And Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Accounts and other payables and contract liabilities [Line Items]
Summary of Accounts And Other Payables And Contract Liabilities

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Employee benefits payables	2,791,276	2,766,997	3,471,014
Contract liabilities from retail credit and enablement service	3,067,715	2,187,080	827,975
Tax payable	850,357	705,753	359,869
Payable to cooperation banks (a)	471,339	693,887	831,719
Other deposits payable	140,757	240,188	262,280
Payable to external suppliers (c)	194,718	113,330	48,074
Trust management fee payable (c)	57,976	25,999	52,352
Cash compensation of Class C ordinary shares restructuring	21,205	21,154	21,469
Unpaid redemption consideration for convertible promissory notes	3,745,929	—	—
Payable to investees	430,616	—	—
Payable for purchased assets	629,566	1,458,936	1,319,032
Others (b)	426,713	238,338	298,766

	12,828,167	8,451,662	7,492,550

(a)
Payable to cooperative banks is related to the restricted cash that is generated from a risk sharing business with banks. Under such business arrangements, the Group provides loan enablement services for loans originated by banks and is paid a variable fee determined based on the performance of underlying loans facilitated by the Group. On a monthly basis, the Group receives fixed service fees from the cooperation banks based on a fixed percentage of loans originated in restricted cash accounts. The service fees will be adjusted based on actual performance of the loans originated under this business upon maturity.

(b)	Others comprise miscellaneous items including advances from customers and others with immaterial individual balances.

(c)	As of December 31, 2022, 2023 and 2024, the aging of payable to external suppliers and trust management fee payable are all within 1 year.